Leases - Lease liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Leases
Current portion of lease obligations	€ 14,473	€ 14,616	[1]
Long-term lease obligations	135,964	130,938	[1]
Total lease liabilities	€ 150,437	€ 145,554		€ 131,870

[1]	Includes the impacts of the IFRIC final agenda decisions of April 2021 of benefits to periods of service, as described in Note 2 “First time adoption of new accounting standards in the financial year 2021”